American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2020

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.9%
Focused Dynamic Growth Fund G Class(2)	616,642	28,889,701
NT Disciplined Growth Fund G Class	3,414,500	51,319,935
NT Equity Growth Fund G Class	7,737,112	85,959,317
NT Growth Fund G Class	5,789,687	115,793,735
NT Heritage Fund G Class	5,766,872	81,485,899
NT Large Company Value Fund G Class	19,682,724	204,109,850
NT Mid Cap Value Fund G Class	11,030,429	124,312,931
Small Cap Growth Fund G Class	1,140,404	26,628,428
Small Cap Value Fund G Class	3,959,253	26,764,552
Sustainable Equity Fund G Class	4,641,852	157,683,729
		902,948,077
Domestic Fixed Income Funds — 26.5%
Inflation-Adjusted Bond Fund G Class	7,087,995	87,749,373
NT Diversified Bond Fund G Class	32,569,572	373,572,988
NT High Income Fund G Class	9,603,555	88,928,924
Short Duration Inflation Protection Bond Fund G Class	1,904,601	20,245,907
		570,497,192
International Equity Funds — 16.8%
Non-U.S. Intrinsic Value Fund G Class	5,076,926	38,483,097
NT Emerging Markets Fund G Class	4,715,921	61,731,400
NT Global Real Estate Fund G Class	3,653,317	36,021,708
NT International Growth Fund G Class	8,821,544	110,269,302
NT International Small-Mid Cap Fund G Class	2,912,141	35,266,027
NT International Value Fund G Class	9,897,788	79,677,196
		361,448,730
International Fixed Income Funds — 9.9%
Emerging Markets Debt Fund G Class	4,675,425	48,250,386
Global Bond Fund G Class	13,894,824	145,339,856
International Bond Fund G Class(2)	1,509,221	20,978,172
		214,568,414
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	106,478,287	106,478,287
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,852,233,134)		2,155,940,700
OTHER ASSETS AND LIABILITIES†		1,775
TOTAL NET ASSETS — 100.0%		$2,155,942,475

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$33,149	—	$3,467	$(792)	$28,890	617	$1,887	—
NT Disciplined Growth Fund	55,548	—	2,280	(1,948)	51,320	3,415	1,259	—
NT Equity Growth Fund	91,778	$335	5,189	(965)	85,959	7,737	264	$335
NT Growth Fund	124,868	303	5,705	(3,672)	115,794	5,790	5,080	—
NT Heritage Fund	88,088	—	6,995	393	81,486	5,767	2,858	—
NT Large Company Value Fund	209,343	1,358	5,531	(1,060)	204,110	19,683	262	1,055
NT Mid Cap Value Fund	127,341	782	4,312	502	124,313	11,030	(111)	782
Small Cap Growth Fund	29,224	—	4,273	1,677	26,628	1,140	814	—
Small Cap Value Fund	26,676	138	1,547	1,498	26,765	3,959	(212)	138
Sustainable Equity Fund	167,275	—	9,896	305	157,684	4,642	1,032	—
Inflation-Adjusted Bond Fund	87,369	312	—	69	87,750	7,088	—	—
NT Diversified Bond Fund	361,360	21,289	3,371	(5,705)	373,573	32,570	(47)	1,765
NT High Income Fund	88,205	1,430	344	(362)	88,929	9,604	(25)	1,429
Short Duration Inflation Protection Bond Fund	20,056	—	—	190	20,246	1,905	—	—
Non-U.S. Intrinsic Value Fund	39,702	—	—	(1,219)	38,483	5,077	—	—
NT Emerging Markets Fund	66,517	—	6,070	1,284	61,731	4,716	1,877	—
NT Global Real Estate Fund	37,154	—	—	(1,132)	36,022	3,653	—	—
NT International Growth Fund	114,075	—	5,093	1,287	110,269	8,822	2,019	—
NT International Small-Mid Cap Fund	38,143	—	4,166	1,289	35,266	2,912	717	—
NT International Value Fund	83,219	—	1,165	(2,377)	79,677	9,898	(167)	—
Emerging Markets Debt Fund	47,681	524	—	45	48,250	4,675	—	525
Global Bond Fund	140,228	4,971	—	141	145,340	13,895	—	—
International Bond Fund(3)	20,827	—	—	151	20,978	1,509	—	—
U.S. Government Money Market Fund	101,598	4,880	—	—	106,478	106,478	—	29
	$2,199,424	$36,322	$69,404	$(10,401)	$2,155,941	276,582	$17,507	$6,058
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.